Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
		For the year ended December 31,
	Note	2023	2024
		MYR	MYR	USD
Cost of revenue
- Construction cost		6,041,901	2,170,000	485,513
- Depreciation and amortization	(ii)	24,888	229,365	51,318
- Consulting fees	(iii)	2,330,000	6,667,000	1,491,666
- Vegetable costs		934,681	16,838,559	3,767,437
- Planting related costs		499,744	59,280	13,263
- Wages and benefits	(i)	376,560	81,506	18,236
		10,207,774	26,045,710	5,827,433

		For the year ended December 31,
	Note	2023	2024
		MYR	MYR	USD
Selling and promotion expenses
- Entertainment expenses		53,121	22,575	5,051
- Marketing fees		381,224	186,043	41,625
		434,345	208,618	46,676

General and administrative expenses
- Director fee	(i),(iv)	120,000	1,000,000	223,739
- Professional fees		503,556	2,955,710	661,307
- Wages and benefits	(i)	315,762	1,128,559	252,502
- Depreciation and amortization	(ii)	274,545	583,049	130,450
- Commission paid		161,129	145,674	32,592
- Office expenses		98,567	274,610	61,441
- Others		1,779	11,862	2,654
		1,475,338	6,099,464	1,364,685
Total of cost of revenue, selling and promotion, and general and administrative expenses		12,117,457	32,353,792	7,238,794
(i)	Staff costs
(ii)	Depreciation and amortization
(iii)	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.

(iv)	During the year ended December 31, 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.

Schedule of Staff Costs	Staff costs
	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Director fee	120,000	1,000,000	223,739
Salaries and wages	600,833	1,085,888	242,955
Contributions to social security contribution plan	75,013	105,351	23,571
Welfare expenses	16,476	18,826	4,212
	812,322	2,210,065	494,477

Schedule of Depreciation and Amortization	Depreciation and amortization
	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Property, plant and equipment	47,055	89,117	19,939
Intangible assets	16,106	243,183	54,409
Right-of-use assets	236,272	480,114	107,420
	299,433	812,414	181,768